Related parties (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Activity in loans to related parties
Liabilities due to Group's own pension funds	3,131	3,381
Other unconsolidated SPEs
Activity in loans to related parties
Liabilities due to Group's own pension funds	80	77
Bank
Activity in loans to related parties
Liabilities due to Group's own pension funds	3,131	2,852